Performance Management	Jan. 15, 2026
Vest US Large Cap 10% Buffer Strategies Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Institutional Class shares from year to year and by showing how the Fund’s average annual returns for the periods indicated compare with those of a broad measure of market performance. Investors should be aware that past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The calendar year returns of the Investor Class, Class A, Class C and Class Y For periods prior to March 1, 2022, the Fund pursued a different investment objective and was named the Cboe Vest S&P 500® Buffer Strategy Fund.

Updated performance information is available at www.vestfin.com/mutual-funds or by calling the Fund toll-free at 855-505-VEST (8378).

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Institutional Class shares from year to year and by showing how the Fund’s average annual returns for the periods indicated compare with those of a broad measure of market performance.
Bar Chart [Heading]	Vest US Large Cap 10% Buffer Strategies Fund (Institutional Class) Calendar Year Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]	During the periods shown, the highest quarterly return was 13.34% (quarter ended June 30, 2020) and the lowest quarterly return was -13.32% (quarter ended March 31, 2020).
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	13.34%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(13.32%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Returns for The Period Ended December 31, 2024
Performance Table Narrative

The table below shows how average annual total returns of the Fund’s shares compared to those of the Fund’s benchmark. The table also presents the impact of taxes on the Fund’s Institutional Class shares. After-tax returns are calculated using the historical highest marginal individual U.S. federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs. After tax returns for Class A, Class C, Investor Class and Class Y shares will differ from those of the Institutional Class shares as the expenses of those classes differ.  For periods prior to March 1, 2022, the Fund pursued a different investment objective and was named the Cboe Vest S&P 500® Buffer Strategy Fund.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest marginal individual U.S. federal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance [Table]
Institutional Shares	1 Year	5 years	Since Inception (08/23/2016)
Return Before Taxes	15.54%	9.05%	8.83%
Return After Taxes on Distributions	15.54%	9.02%	8.77%
Return After Taxes on Distributions and Sale of Fund Shares	9.20%	7.14%	7.13%

Class A Shares	1 Year	5 years	Since Inception (07/24/2018)
Return Before Taxes with Maximum Sales Load of 5.75%	8.62%	7.51%	7.44%

Class C Shares	1 Year	5 years	Since Inception (07/24/2018)
Return Before Taxes	14.40%	7.96%	14.40%

Investor Shares	1 Year	5 years	Since Inception (12/07/2016)
Return Before Taxes	15.23%	8.78%	8.62%

Class Y Shares	1 Year	5 years	Since Inception (07/24/2018)
Return Before Taxes	15.79%	9.31%	8.95%

	1 Year	5 years	Since Inception (08/23/2016)
S&P 500® Index	25.02%	14.53%	14.56%
Cboe S&P 500® Index Buffer Protect Balanced Series	16.75%	10.74%	10.16%

Performance Table One Class of after Tax Shown [Text]	The table also presents the impact of taxes on the Fund’s Institutional Class shares.
Performance Availability Website Address [Text]	www.vestfin.com/mutual-funds
Performance Availability Phone [Text]	855-505-VEST (8378)
Vest US Large Cap 20% Buffer Strategies Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Institutional Class shares from year to year and by showing how the Fund’s average annual returns for the periods indicated compare with those of a broad measure of market performance. Investors should be aware that past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The calendar year returns of the Investor Class, Class A, Class C and Class Y shares will differ from those of the Institutional Class due to different expense structures. For periods prior to March 1, 2022, the Fund pursued a different investment objective and was named the Cboe Vest S&P 500® Enhanced Growth Strategy Fund.

Updated performance information is available at www.vestfin.com/mutual-funds or by calling the Fund toll-free at 855-505-VEST (8378).

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Institutional Class shares from year to year and by showing how the Fund’s average annual returns for the periods indicated compare with those of a broad measure of market performance.
Bar Chart [Heading]	Vest US Large Cap 20% Buffer Strategies Fund (Institutional Class) Calendar Year Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]	During the periods shown, the highest quarterly return was 21.69% (quarter ended June 30, 2020) and the lowest quarterly return was -20.17% (quarter ended March 31, 2020).
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	21.69%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(20.17%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Returns for The Period Ended December 31, 2024
Performance Table Narrative

The table below shows how average annual total returns of the Fund’s shares compared to those of the Fund’s benchmark. The table also presents the impact of taxes on the Fund’s Institutional Shares. After-tax returns are calculated using the historical highest marginal individual U.S. federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs. After tax returns for the Class A, Class C, Investor Class and Class Y shares will differ from those of the Institutional shares as the expenses of those classes differ. For periods prior to March 1, 2022, the Fund pursued a different investment objective and was named the Cboe Vest S&P 500® Enhanced Growth Strategy Fund.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest marginal individual U.S. federal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance [Table]
Institutional Shares	1 Year	5 Years	Since Inception (12/21/2016)
Return Before Taxes	10.48%	8.98%	10.36%
Return After Taxes on Distributions	10.48%	5.69%	7.65%
Return After Taxes on Distributions and Sale of Fund Shares	6.21%	6.63%	7.78%

Class A Shares	1 Year	5 Years	Since Inception (01/31/2017)
Return Before Taxes with Maximum Sales Load of 5.75%	3.84%	7.21%	9.02%

Class C Shares	1 Year	5 Years	Since Inception (07/24/2018)
Return Before Taxes	9.38%	7.77%	8.11%

Investor Shares	1 Year	5 Years	Since Inception (01/31/2017)
Return Before Taxes	10.22%	9.38%	10.43%

Class Y Shares	1 Year	5 Years	Since Inception (07/24/2018)
Return Before Taxes	10.66%	9.21%	9.55%

	1 Year	5 Years	Since Inception (12/21/2016)
S&P 500® Index	26.29%	15.69%	13.18%
MerQube US 20% Buffer Laddered Index	15.75%	7.86%	7.73%

Performance Table One Class of after Tax Shown [Text]	The table also presents the impact of taxes on the Fund’s Institutional Shares.
Performance Availability Website Address [Text]	www.vestfin.com/mutual-funds
Performance Availability Phone [Text]	855-505-VEST (8378)
Vest S&P 500 Dividend Aristocrats Target Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Institutional Class shares from year to year and by showing how the Fund’s average annual returns for the periods indicated compare with those of a broad measure of market performance. Investors should be aware that past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The calendar year returns of the Investor Class, Class A, Class C and Class Y shares will differ from those of the Institutional Class due to different expense structures.

Updated performance information is available at www.vestfin.com/mutual-funds or by calling the Fund toll-free at 855-505-VEST (8378).

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Institutional Class shares from year to year and by showing how the Fund’s average annual returns for the periods indicated compare with those of a broad measure of market performance.
Bar Chart [Heading]	Vest S&P 500 Dividend Aristocrats Target Income Fund (Institutional Class) Calendar Year Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]	During the periods shown, the highest quarterly return was 17.22% (quarter ended June 30, 2020) and the lowest quarterly return was -23.27% (quarter ended March 31, 2020).
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	17.22%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(23.27%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Returns for The Period Ended December 31, 2024
Performance Table Narrative

The table below shows how average annual total returns of the Fund’s shares compared to those of the Fund’s benchmark. The table also presents the impact of taxes on the Fund’s Institutional Class shares. After-tax returns are calculated using the historical highest marginal individual U.S. federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs. After tax returns for Class A, Class C, Investor Class and Class Y shares will differ from those of the Institutional Class shares as the expenses of those classes differ.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest marginal individual U.S. federal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance [Table]
Institutional Shares	1 Year	5 Years	Since Inception (09/11/2017)
Return Before Taxes	5.37%	6.90%	8.66%
Return After Taxes on Distributions	0.62%	4.13%	6.15%
Return After Taxes on Distributions and Sale of Fund Shares	3.17%	4.22%	5.77%

Class A Shares	1 Year	5 Years	Since Inception (09/11/2017)
Return Before Taxes with Maximum Sales Load of 5.75%	-0.98%	5.37%	7.52%

Class C Shares	1 Year	5 Years	Since Inception (09/11/2017)
Return Before Taxes	4.31%	5.82%	7.55%

Investor Shares	1 Year	5 Years	Since Inception (09/11/2017)
Return Before Taxes	5.08%	6.64%	8.38%

Class Y Shares	1 Year	5 Years	Since Inception (07/24/2018)
Return Before Taxes	5.67%	7.17%	8.58%

	1 Year	5 Years	Since Inception (09/11/2017)
S&P 500® Index	25.02%	14.53%	14.43%
Cboe S&P 500® Dividend Aristocrats Target Income Index	6.13%	7.82%	9.73%

Performance Table One Class of after Tax Shown [Text]	The table also presents the impact of taxes on the Fund’s Institutional Class shares.
Performance Availability Website Address [Text]	www.vestfin.com/mutual-funds
Performance Availability Phone [Text]	855-505-VEST (8378)
Vest Bitcoin Strategy Managed Volatility Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Institutional Class shares for its first full calendar year, and the table shows how the Fund’s average annual returns for the periods indicated compare with those of a broad measure of market performance. Investors should be aware that past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The calendar year returns of the Investor Class shares and Class Y shares will differ from those of the Institutional Class shares due to different expense structures.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Institutional Class shares for its first full calendar year, and the table shows how the Fund’s average annual returns for the periods indicated compare with those of a broad measure of market performance.
Bar Chart [Heading]	Vest Bitcoin Strategy Managed Volatility Fund (Institutional Class) Calendar Year Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]

During the period shown, the highest quarterly return was 50.00% (quarter ended March 31, 2024) and the lowest quarterly return was -42.77% (quarter ended June 30, 2022).

Updated performance information is available at www.vestfin.com/mutual-funds or by calling the Fund toll-free at 855-505-VEST (8378).

Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	50.00%
Highest Quarterly Return, Date	Mar. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(42.77%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Returns for The Period Ended December 31, 2024
Performance Table Narrative

The table below shows how average annual total returns of the Fund’s shares compared to those of the Fund’s benchmark. The table also presents the impact of taxes on the Fund’s Institutional Class shares. After-tax returns are calculated using the historical highest marginal individual U.S. federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs. After tax returns for Investor Class and Class Y shares will differ from those of the Institutional Class shares as the expenses of those classes differ.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest marginal individual U.S. federal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance [Table]
Institutional Shares	1 Year	Since Inception (08/13/2021)
Return Before Taxes	96.45%	20.52%
Return After Taxes on Distributions	89.27%	15.54%
Return After Taxes on Distributions and Sale of Fund Shares	57.10%	13.51%

Investor Shares	1 Year	Since Inception (08/13/2021)
Return Before Taxes	96.15%	20.82%

Class Y Shares	1 Year	Since Inception (08/13/2021)
Return Before Taxes	96.66%	20.88%

	1 Year	Since Inception (08/13/2021)
S&P 500® Index	26.29%	4.44%
BetaPro Bitcoin Front Month Rolling Futures Index ER (HBITCNER)	96.59%	15.29%

Performance Table One Class of after Tax Shown [Text]	The table also presents the impact of taxes on the Fund’s Institutional Class shares.
Performance Availability Website Address [Text]	www.vestfin.com/mutual-funds
Performance Availability Phone [Text]	855-505-VEST (8378)